<DISPLAY>
   <FILER-NAME>   PILGRIM PRIME RATE TRUST
   [FILE-NUMBER]  811-5410
</DISPLAY>
000 A000000 08/31/98
000 C000000 0000826020
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 U
001 A000000 PILGRIM PRIME RATE TRUST
001 B000000 811-5410
001 C000000 6024178100
002 A000000 40 NORTH CENTRAL AVENUE SUITE 1200
002 B000000 PHOENIX
002 C000000 AZ
002 D010000 85004
002 D020000 4424
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 PILGRIM AMERICA INVESTMENTS, INC.
008 B000001 A
008 C000001 801-48282
008 D010001 PHOENIX
008 D020001 AZ
008 D030001 85004
008 D040001 4424
010 A000001 PILGRIM AMERICA GROUP, INC.
010 C010001 PHOENIX
010 C020001 AZ
010 C030001 85004
010 C040001 4424
011 A000001 PILGRIM AMERICA SECURITIES, INC.
011 B000001 8-48020
011 C010001 PHOENIX
011 C020001 AZ
011 C030001 85004
011 C040001 4424
012 A000001 PILGRIM AMERICA GROUP, INC.
012 B000001 84-8020
012 C010001 PHOENIX
012 C020001 AZ
012 C030001 85004
012 C040001 4424
013 A000001 KPMG PEAT MARWICK LLP
013 B010001 LOS ANGELES
013 B020001 CA
013 B030001 90017
015 A000001 INVESTORS FIDUCIARY TRUST COMPANY
015 B000001 C
015 C010001 KANSAS CITY
015 C020001 MO
015 C030001 64105
015 E010001 X
018  000000 Y
019 A000000 Y
019 B000000    8
019 C000000 PILGRIMAME
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 CHASE SECURITIES
022 B000001 13-3112953
022 C000001    180442
022 D000001    159849
022 A000002 BANKERS TRUST
022 B000002 13-4941247
022 C000002    134744
022 D000002    117219
022 A000003 CITIBANK
022 C000003     66908
022 D000003     85534
022 A000004 TORONTO DOMINION
022 C000004    101869
022 D000004     24489
022 A000005 NATIONSBANK
022 B000005 75-5201303
022 C000005     67000
022 D000005     37450
022 A000006 BANK OF AMERICA
022 B000006 36-0947896
022 C000006     45517
022 D000006     48055
022 A000007 FLEET BANK
022 B000007 13-3217611
022 C000007     35250
022 D000007     33145
022 A000008 DLJ
022 B000008 13-2741729
022 C000008     27948
022 D000008     29955
022 A000009 BANQUE PARIBAS
022 B000009 22-2347335
022 C000009     27875
022 D000009     18172
022 A000010 C I B C
022 C000010     31940
022 D000010      8041
023 C000000    1007824
023 D000000     713035
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.800
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 Y
053 B000000 Y
053 C000000 N
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 Y
054 I000000 N
054 J000000 Y
054 K000000 N
054 L000000 N
054 M000000 Y
054 N000000 N
054 O000000 Y
055 A000000 Y
055 B000000 Y
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000 -43.3
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   1.6
062 Q000000 141.2
062 R000000   0.5
063 A000000   0
063 B000000  5.8
064 A000000 N
064 B000000 Y
065  000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 Y
070 J020000 Y
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 Y
070 N020000 N
070 O010000 Y
070 O020000 Y
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000   1002827
071 B000000    719065
071 C000000   1526133
071 D000000   47
072 A000000  6
072 B000000    66503
072 C000000        0
072 D000000        0
072 E000000     3334
072 F000000     5674
072 G000000      973
072 H000000        0
072 I000000      218
072 J000000      379
072 K000000      166
072 L000000       96
072 M000000       28
072 N000000        0
072 O000000        0
072 P000000    13813
072 Q000000        0
072 R000000       37
072 S000000       60
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000      767
072 X000000    22211
072 Y000000       27
072 Z000000    47652
072AA000000        0
072BB000000       58
072CC010000        0
072CC020000     5319
072DD010000    47104
072DD020000        0
072EE000000        0
073 A010000   0.4100
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000       51
074 B000000        0
074 C000000        0
074 D000000  1645309
074 E000000        0
074 F000000     6443
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000    16601
074 M000000     1351
074 N000000  1669755
074 O000000        0
074 P000000        0
074 Q000000   512478
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     4686
074 S000000        0
074 T000000  1152591
074 U010000   123650
074 U020000        0
074 V010000     9.32
074 V020000     0.00
074 W000000   0.0000
074 X000000    60675
074 Y000000        0
075 A000000        0
075 B000000 46919162
076  000000    10.00
077 A000000 Y
077 B000000 N
077 C000000 Y
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0

084 B000000        0
086 A010000  12885
086 A020000 123421
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
087 A010000 COMMON STOCKS
087 A020000 720906106
087 A030000 PPR
088 A000000 Y
088 B000000 N
088 C000000 N
088 D000000 N
SIGNATURE   MIKE J ROLAND
TITLE       CHIEF FINANCIAL OFFI

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
ITEM 77C - Submission of matters to a vote of security holders.
--------------------------------------------------------------------------------

SPECIAL MEETING

A special meeting of the shareholders of Pilgrim Prime Rate Trust was held at the offices of the trust on August 6, 1998. A brief description of each matter voted upon as well as the voting results are outlined below:

                                             SHARES
                           SHARES         VOTED AGAINST        SHARES           BROKER
                          VOTED FOR        OR WITHHELD        ABSTAINED         NON-VOTE        TOTAL
                          ---------        -----------        ---------         --------        -----

1.  Vote on Trustees

Mary A. Baldwin           64,790,447        3,869,221                                         68,659,668
John P. Burke             64,828,649        3,831,019                                         68,659,668
Al Burton                 64,933,568        3,726,100                                         68,659,668
Bruce S. Foerster         64,980,639        3,679,029                                         68,659,668
Jock Patton               65,006,629        3,653,039                                         68,659,668
Robert W. Stallings       65,004,593        3,655,075                                         68,659,668

11. To approve a change to a fundamental investment restriction on the Trust that would expand the types of loans in which the Trust may invest.

                          56,538,407        5,452,613        3,094,382          3,574,266     68,659,668

111. To approve a  proposed  amendment  to the  Trust's  investment   management
     agreement with Pilgrim Investments, Inc. that increases the investment management fee paid by the Trust.

                          49,646,174       11,758,265        3,680,963          3,574,265     68,659,668

IV. To ratify the appointment of KPMG Peat Marwick LLP as the independent auditors for the Trust for the fiscal year ending February 28, 1999.

                          65,874,349          553,611        2,231,706                        68,659,666

V. To transact such other business as may properly come before the Annual Meeting of Shareholders or any adjournments thereof.

                          62,641,403        2,029,029        3,989,234                        68,659,666

ITEM 77D(a)

POLICIES WITH RESPECT TO SECURITY INVESTMENTS

         A policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patents rights, and franchise value (the Trust could already accept trade-marks). The Board of Trustees also approved a change in policy that does not require shareholder approval, which provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans. This change is intended to reflect the fact that the Trust borrows for investment purposes, so that the Trust's policy regarding the amount invested in Senior Loans applies to borrowings.

AMENDMENT OF POLICY REGARDING TRUST'S INVESTMENTS IN LOANS

     The Trust's previous fundamental investment restriction with respect to the Trust's ability to make loans stated the following:

     [The Trust may not] make loans of money or property to any person, except that the Trust (i) may hold Senior Loans in accordance with its investment objectives and policies; (ii) may lend portfolio instruments; and (iii) may acquire securities subject to repurchase agreements.

     As proposed, this fundamental investment restriction will be revised to read as follows (the revised language is upper cased):

     [The Trust may not] make loans of money or property to any person, except that the Trust (i) may MAKE LOANS TO CORPORATIONS OR OTHER BUSINESS
     ENTITIES, OR ENTER INTO LEASES OR OTHER ARRANGEMENTS THAT HAVE THE CHARACTERISTICS OF A LOAN; (ii) may lend portfolio instruments; and (iii) may acquire securities subject to repurchase agreements.

EFFECT OF CHANGE IN INVESTMENT RESTRICTION

     The effect of this change in the investment restriction regarding the making of loans will be to allow the Board, in response to changes in the syndicated loan market, to expand the types of loans in which the Trust may invest and the types of borrowers that may be parties to such loans. At a meeting held on May 4, 1998, the Board approved several such changes to the investment policies of the Trust, which are discussed below, and which become effective upon shareholder approval of the change in the fundamental investment restriction.

     EXPANDING PERMISSIBLE BORROWERS

     Previously, the Trust was permitted to make loans only to U.S. corporations or corporations domiciled in Canada or U.S. territories and possessions. Since the Trust's organization, syndicated loans in which the borrower is a business entity other than a corporation, such as a partnership, limited liability company or other business entity, have become increasingly common. Loans to business entities other than corporations may present attractive investment opportunities for the Trust, while being consistent with the quality of the corporate loans in which the Trust currently invests. As a result, the Trust believed it would be beneficial to be able to invest in loans to any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest.

     EXPANDING THE TYPES OF LOANS IN WHICH THE TRUST MAY INVEST

     The Trust's previous investment restriction limited the types of loans in which the Trust may invest to Senior Loans. A Senior Loan is a floating-rate corporate loan that holds the most senior position in the capital structure of the borrower. Senior Loans are fully collateralized, with assets that the Investment Manager believes equal or exceed the market value of the principal amount of the Senior Loan at the time of acquisition. The Trust's investment policies provide that normally at least 80% of the Trust's assets will be invested in Senior Loans, while the remaining 20% may be invested in other investments permitted by the Trust's policies ("Other Investments").

     As the syndicated loan market has grown, loan structures have developed that have many of the qualities of a Senior Loan and are consistent with the quality of the loans in which the Trust has historically invested, but which may not have certain security or covenant privileges as typical Senior Loans. The Trust believed that these loans, which will be treated as Other Investments, present attractive investment opportunities for the Trust. The Trust now has the ability to invest in the following types of loans to the extent described, which were approved by the Board at the May 4, 1998 meeting in response to changes in the syndicate loan market.

           LEASE PARTICIPATIONS -- (MOVED TO 80% SENIOR LOAN BASKET)

     A "lease participation" is a participation interest in a lease financing. While the Trust may currently invest in lease participations, they presently are treated as Other Investments and, therefore, constitute part of the 20% of the Trust's assets that may be invested in Other Investments. By changing the
Trust's investment restriction, the Trust is permitted to treat lease participations as Senior Loans, and, therefore, would constitute part of the 80% of the Trust's assets normally invested in Senior Loans. This would permit the Trust to invest more than 20% of its assets in lease participations. The risks associated with an investment in a lease participation are essentially the same as the risks of investing in a conventional Senior Loan, which include the risk that the borrower will default on its obligations, and the risk that in the event of default the collateral could not be readily liquidated. Under policies adopted by the Board, the Trust invests in lease participations only where the collateral quality, credit quality of the borrower, and likelihood of payback are believed by the Investment Manager to be the same as those applied to conventional Senior Loans.

              HYBRID LOANS -- (IN 20% BASKET OF OTHER INVESTMENTS)

     The Trust is able to invest in certain types of "hybrid loans". Hybrid loans are secured, floating rate loans that possess some characteristics of Senior Loans. Hybrid loans may provide a relatively higher yield than conventional Senior Loans. While hybrid loans are secured, with some hybrid loans the lender may not possess a senior claim to all of the collateral securing the loan. Therefore, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans. Other hybrid loans do not contain certain covenants normally found in conventional Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result of the absence of these or other provisions, the lender's negotiation or voting rights in the event of a default in the hybrid loan may be diminished.

     Under investment policies recently adopted by the Trust's Board of Trustees, the Trust may invest in hybrid loans that meet credit standards established by the Investment Manager. Hybrid loans constitute part of the 20% of the Trust's assets that may be invested in Other Investments, and will not count toward the 80% of the Trust's assets that are normally invested in Senior Loans.

     SUBORDINATED AND UNSECURED LOANS -- (MAXIMUM 5% OF ASSETS COMBINED --
                      IN 20% BASKET OF OTHER INVESTMENTS)

     Previously, the Trust may invest up to 5% of its total assets in subordinated loans. With this change the Trust has the ability to invest up to 5% of its total assets in both subordinated and unsecured loans. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans. Under policies recently adopted by the Trust's Board of Trustees, the Trust will acquire unsecured loans only where Pilgrim Investments, Inc. believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor.

     Under the Trust's previous policies, the Trust may invest up to 5% of its total assets in subordinated loans. Unsecured loans will be added to this 5% basket of assets, so that the Trust may not invest more than 5% of its total assets, measured at the time of investment, in any combination of unsecured loans and subordinated loans. The 5% of total assets that may be invested in unsecured and subordinated loans constitutes part of the 20% of the Trust's assets that may be invested in Other Investments, and will not count toward the 80% of the Trust's assets that are normally invested in Senior Loans.

ITEM 77Q1(e)

         Incorporated originally by reference the amendment to the investment management agreement as filed on June 23, 1997 was filed as part of the Registration Statement on August 19, 1998 and went effective September 15, 1998.

ITEM 77Q1(b)

         Incorporated by reference the text of the proposals as described in Sub-Item 77(D) was filed in the Registration Statement on August 19, 1998 and went effective September 15, 1998.